Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring Charges (Abstract)
Restructuring Charges

Note 5 —Restructuring Charges

Under a lease termination agreement effective March, 2013 for our Bothell, Washington facility, we agreed to issue 1.5 million shares of our common stock on certain future financing events, recorded as a restructuring charge in 2013. The stock was issued on the closing of our March 2014 financing, resulting in a 2014 charge of $1.1 million based on the change in fair value of the stock reserved to settle the liability. There were no additional restructuring charges in 2014 or 2015.